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                                                                     Rule 497(e)
                                                              File Nos. 33-75708
                                                                    and 811-8370


                                   SUPPLEMENT
                             DATED FEBRUARY 16, 2005
                                     TO THE
                                 MCMORGAN FUNDS
                               COMBINED PROSPECTUS
                             DATED OCTOBER 15, 2004

This Supplement supersedes and replaces the Funds' prospectus supplement dated January 25, 2005, and updates the Combined Prospectus for the McMorgan Funds, dated October 15, 2004. Please retain this supplement with your McMorgan Funds Combined Prospectus for your reference.

On page 12 of the Combined Prospectus, replace the two paragraphs under the heading "EQUITIES", with:

The Fund seeks to identify companies that are considered to have a high probability of outperforming the S&P 500 Index over the following six to twelve months. The underlying process for selecting stocks is based on a quantitative process that ranks stocks based on traditional value measures, earnings quality and technical factors. On occasion, trading strategies that seek to realize returns over shorter periods may be employed.

The Fund normally invests in common stocks of well-established U.S. companies, primarily those with large-capitalizations. The Fund invests in companies with market capitalizations that, at the time of investment, are similar to companies in the S&P 500(R) Index and the Russell 1000 Index. The Fund is managed with a core orientation (including growth and value equities). The manager uses a bottom up approach that assesses stocks based on their individual strengths, rather than focusing on the underlying sectors/industries of those stocks or on general economic trends.

On page 15 of the Combined Prospectus, replace the two paragraphs under the heading "PRINCIPAL INVESTMENT STRATEGIES", with:

The Fund seeks to identify companies that are considered to have a high probability of outperforming the S&P 500 Index over the following six to twelve months. The underlying process for selecting stocks is based on a quantitative process that ranks stocks based on traditional value measures, earnings quality and technical factors. On occasion, trading strategies that seek to realize returns over shorter periods may be employed.

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The Fund normally invests in common stocks of well-established U.S. companies, primarily those with large-capitalizations. The Fund invests in companies with market capitalizations that, at the time of investment, are similar to companies in the S&P 500(R) Index and the Russell 1000 Index. The Fund is managed with a core orientation (including growth and value equities). The manager uses a bottom up approach that assesses stocks based on their individual strengths, rather than focusing on the underlying sectors/industries of those stocks or on general economic trends.

The Fund generally will be as fully invested as possible, but at least 80% of its assets will always be invested in equity securities.

On page 19 of the Combined Prospectus, under the heading "MANAGEMENT OF THE FUNDS", insert the following as the first paragraph:

On February 15, 2005, the Board of Trustees of the McMorgan Funds voted to approve Interim Advisory Agreements retaining McMorgan & Company LLC (adviser) as the investment adviser for the McMorgan Equity Investment Fund and the equity portion of the McMorgan Balanced Fund. The Board also voted to approve Interim Sub-Advisory Agreements, whereby the adviser delegates day-to-day portfolio management responsibilities for the McMorgan Equity Investment Fund and the equity portion of the McMorgan Balanced Fund to New York Life Investment Management LLC (sub-adviser), an affiliated person of the adviser. These agreements will remain effective until such time as the shareholders of the McMorgan Funds approve them or 150 days, whichever occurs first.

On page 19 of the Combined Prospectus, under the heading "MANAGEMENT OF THE FUNDS", replace the second paragraph with the following:

The adviser is responsible for selecting, purchasing, monitoring and selling securities in each Fund's investment portfolio. In the case of the High Yield Fund, the Equity Investment Fund and the equity portion of the Balanced Fund, the adviser is responsible for overseeing the sub-adviser's selection, purchasing, monitoring and selling of the securities in the investment portfolios of those Funds. The adviser also arranges for the transfer agency, custody and all other services necessary to operate the Funds.

On page 19 of the Combined Prospectus, under the heading "MANAGEMENT OF THE FUNDS", replace:

The sub-adviser of the High Yield Fund is:

with

The sub-adviser of the High Yield Fund, the Equity Investment Fund, and the equity portion of the Balanced Fund is:

On page 19 of the Combined Prospectus, under the heading "PORTFOLIO MANAGEMENT", replace the first paragraph with:

An investment management team at the adviser manages the investment portfolios of the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund and Balanced Fund (fixed income portion only). An investment management team at the sub-adviser manages investment portfolios of the High Yield Fund, the Equity Investment Fund and the Balanced Fund (equity portion only). The Board of Trustees supervises the overall management of each Fund and delegates certain of its responsibilities to the adviser. Certain adviser personnel are responsible for overseeing the sub-adviser's selection, purchasing, monitoring and selling of the securities in those Funds' investment portfolios and for providing other investment management services to those Funds. No member of either investment management team is solely responsible for making recommendations for portfolio purchases and sales.

On page 20 of the Combined Prospectus, add the following sentence to the end of the last paragraph under the heading " MANAGEMENT FEES":

As compensation for services, the adviser, not the Funds, pays the sub-adviser:
(1) 50% of the fee received by the adviser from the High Yield Fund pursuant to the Advisory Agreement between the adviser and the High Yield Fund, and (2) 0.25% of the net asset value of the Equity Investment Fund and Balanced Fund pursuant to the Interim Sub-Advisory Agreements related to the Equity Investment Fund and the Balanced Fund.

On page 31 of the Combined Prospectus, before the heading "Defensive Investing", insert the following:

Portfolio Turnover

Portfolio turnover measures the amount of trading a Fund does during the year. Due to its trading strategies the Fund may experience a portfolio turnover rate of over 100%. The portfolio turnover rate for each Fund is found in its Financial Highlights. The use of certain investment strategies may generate increased portfolio turnover. Funds with high turnover rates (over 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you will pay taxes, even if you do not sell any shares by year-end.)

                                   SUPPLEMENT
                             DATED FEBRUARY 16, 2005
                                     TO THE
                                 MCMORGAN FUNDS
               EQUITY INVESTMENT FUND - CLASS Z SHARES PROSPECTUS
                             DATED OCTOBER 15, 2004

This Supplement supersedes and replaces the McMorgan Equity Investment Fund - Class Z Shares Prospectus Supplement dated January 25, 2005, and updates the McMorgan Equity Investment Fund - Class Z Shares Prospectus, dated October 15, 2004. Please retain this supplement with your McMorgan Equity Investment Fund - Class Z Shares Prospectus for your reference.

On page 2 of the Prospectus, replace the two paragraphs under the heading "PRINCIPAL INVESTMENT STRATEGIES", with:

The Fund seeks to identify companies that are considered to have a high probability of outperforming the S&P 500 Index over the following six to twelve months. The underlying process for selecting stocks is based on a quantitative process that ranks stocks based on traditional value measures, earnings quality and technical factors. On occasion, trading strategies that seek to realize returns over shorter periods may be employed.

The Fund normally invests in common stocks of well-established U.S. companies, primarily those with large-capitalizations. The Fund invests in companies with market capitalizations that, at the time of investment, are similar to companies in the S&P 500(R) Index and the Russell 1000 Index. The Fund is managed with a core orientation (including growth and value equities). The manager uses a bottom up approach that assesses stocks based on their individual strengths, rather than focusing on the underlying sectors/industries of those stocks or on general economic trends.

On page 5 of the Prospectus, under the heading "MANAGEMENT OF THE FUND", insert the following as the first paragraph:

On February 15, 2005, the Board of Trustees of the McMorgan Funds voted to approve Interim Advisory Agreement retaining McMorgan & Company LLC (adviser) as the investment adviser for the Fund. The Board also voted to approve Interim Sub-Advisory Agreement, whereby the adviser delegates day-to-day portfolio management responsibilities for the Fund to New York Life Investment Management LLC (sub-adviser), an affiliated person of the adviser. These agreements will remain effective until such time as the shareholders of the Fund approve them or 150 days, whichever occurs first.

On page 5 of the Prospectus, under the heading "MANAGEMENT OF THE FUND", replace the second sentence with the following:

The adviser is responsible for overseeing the sub-adviser's management of the securities in the Fund's investment portfolio.

On page 5 of the Prospectus, replace the sentence under the heading "PORTFOLIO MANAGEMENT", with:

An investment management team at the sub-adviser manages investment portfolios of the Fund. The Board of Trustees supervises the overall management of the Fund and delegates certain of its responsibilities to the adviser. Certain adviser personnel are responsible for overseeing the sub-adviser's selection, purchasing, monitoring and selling of the securities in the Fund's investment portfolio and for providing other investment management services to the Fund. No member of either investment management team is solely responsible for making recommendations for portfolio purchases and sales.

On page 5 of the Prospectus, under the heading "MANAGEMENT FEES", add at the end of the first paragraph the following:

As compensation for services, the adviser, not the Funds, pays the sub-adviser 0.25% of the net asset value of the Fund pursuant to the Interim Sub-Advisory Agreement.

On page 10 of the Prospectus, before the heading "Defensive Investing", insert the following:

Portfolio Turnover

Portfolio turnover measures the amount of trading the Fund does during the year. Due to its trading strategies, the Fund may experience a portfolio turnover rate of over 100%. The portfolio turnover rate for the Fund is found in its Financial Highlights. The use of certain investment strategies may generate increased portfolio turnover. Funds with high turnover rates (over 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you will pay taxes, even if you do not sell any shares by year-end.)

                                   SUPPLEMENT
                             DATED FEBRUARY 16, 2005
                                     TO THE
                                 MCMORGAN FUNDS
                    BALANCED FUND - CLASS Z SHARES PROSPECTUS
                             DATED OCTOBER 15, 2004

This Supplement supersedes and replaces the McMorgan Balanced Fund - Class Z Shares Prospectus Supplement dated January 25, 2005, and updates the McMorgan Balanced Fund - Class Z Shares Prospectus, dated October 15, 2004. Please retain this supplement with your McMorgan Balanced Fund - Class Z Shares Prospectus for your reference.

On page 2 of the Prospectus, replace the two paragraphs under the heading "EQUITIES", with:

The Fund seeks to identify companies that are considered to have a high probability of outperforming the S&P 500 Index over the following six to twelve months. The underlying process for selecting stocks is based on a quantitative process that ranks stocks based on traditional value measures, earnings quality and technical factors. On occasion, trading strategies that seek to realize returns over shorter periods may be employed.

The Fund normally invests in common stocks of well-established U.S. companies, primarily those with large-capitalizations. The Fund invests in companies with market capitalizations that, at the time of investment, are similar to companies in the S&P 500(R) Index and the Russell 1000 Index. The Fund is managed with a core orientation (including growth and value equities). The manager uses a bottom up approach that assesses stocks based on their individual strengths, rather than focusing on the underlying sectors/industries of those stocks or on general economic trends.

On page 6 of the Prospectus, under the heading "MANAGEMENT OF THE FUND", insert the following as the first paragraph:

On February 15, 2005, the Board of Trustees of the McMorgan Funds voted to approve Interim Advisory Agreement retaining McMorgan & Company LLC (adviser) as the investment adviser for the Fund. The Board also voted to approve Interim Sub-Advisory Agreement, whereby the adviser delegates day-to-day portfolio management responsibilities for the Fund to New York Life Investment Management LLC (sub-adviser), an affiliated person of the adviser. These agreements will remain effective until such time as the shareholders of the Fund approve them or 150 days, whichever occurs first.

On page 6 of the Prospectus, under the heading "MANAGEMENT OF THE FUND", replace the second sentence with the following:

The adviser is responsible for overseeing the sub-adviser's management of the securities in the Fund's investment portfolio.

An investment management team at the sub-adviser manages investment portfolios of the Fund. The Board of Trustees supervises the overall management of the Fund and delegates certain of its responsibilities to the adviser. Certain adviser personnel are responsible for overseeing the sub-adviser's selection, purchasing, monitoring and selling of the securities in the Fund's investment portfolio and for providing other investment management services to the Fund. No member of either investment management team is solely responsible for making recommendations for portfolio purchases and sales.

On page 6 of the Prospectus, under the heading "MANAGEMENT FEES", add at the end of the first paragraph the following:

As compensation for services, the adviser, not the Funds, pays the sub-adviser 0.25% of the net asset value of the Fund pursuant to the Interim Sub-Advisory Agreement.

On page 11 of the Prospectus, before the heading "Defensive Investing", insert the following:

Portfolio Turnover

Portfolio turnover measures the amount of trading the Fund does during the year. Due to its trading strategies, the Fund may experience a portfolio turnover rate of over 100%. The portfolio turnover rate for the Fund is found in its Financial Highlights. The use of certain investment strategies may generate increased portfolio turnover. Funds with high turnover rates (over 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you will pay taxes, even if you do not sell any shares by year-end.)

                                   SUPPLEMENT
                             DATED FEBRUARY 16, 2005
                                     TO THE
                                 MCMORGAN FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED OCTOBER 15, 2004

This Supplement supersedes and replaces the Funds' prospectus supplement dated January 25, 2005, and updates the Statement of Additional Information for the McMorgan Funds, dated October 15, 2004. Please retain this Supplement for your reference.

In the Table of Contents, under the heading "Investment Advisory and Other Services", replace:

Sub-Adviser (High Yield Fund)

with

Sub-Adviser (High Yield Fund, Equity Investment Fund and the equity portion of the Balanced Fund)

On page 7 of the Statement of Additional Information, under the heading "Future Transactions", delete the second sentence of the first paragraph.

On page 32 of the Statement of Additional Information, at the beginning of the page, under the description of the Non-interested Trustees, insert the following:

On February 15, 2005, the Board of Trustees of the McMorgan Funds voted to approve Interim Advisory Agreements retaining McMorgan & Company LLC (adviser) as the adviser for the McMorgan Equity Investment Fund and the equity portion of the McMorgan Balanced Fund. The Board also voted to approve Interim Sub-Advisory Agreements, whereby the adviser delegates day-to-day portfolio management responsibilities for the McMorgan Equity Investment Fund and the equity portion of the McMorgan Balanced Fund to New York Life Investment Management LLC (sub-adviser), an affiliated person of the adviser. These agreements will remain effective until such time as the shareholders of the McMorgan Funds approve them or 150 days, whichever occurs first.

On page 38 of the Statement of Additional Information, under the heading "INVESTMENT ADVISER", insert the following after the third paragraph:

The Interim Advisory Agreements become effective on February 15, 2005 and shall continue in effect until a date no later than 150 days from that date. The Interim Advisory Agreements may be terminated at any time without penalty by the Trustees or upon a vote of the shareholders, upon 10 days written notice or by the adviser at any time without penalty upon 60 days' written notice to the Fund. The Interim Advisory Agreements shall terminate automatically upon assignment or upon such date as the shareholders of the Fund approve a new Advisory Agreement.

On page 39 of the Statement of Additional Information, replace the heading:

SUB-ADVISER (HIGH YIELD FUND ONLY)

with

SUB-ADVISER (EQUITY INVESTMENT FUND, HIGH YIELD FUND and BALANCED FUND ONLY)

On page 39 of the Statement of Additional Information, under the heading "SUB-ADVISER" replace the first paragraph with the following:

Pursuant to the Sub-Advisory Agreement and the Interim Sub-Advisory Agreements between the adviser and sub-adviser, the sub-adviser, subject to the supervision of the Trustees of the Trust and the adviser, and in conformity with the stated policies of each Fund that it manages and the Trust, manages the assets of the High Yield Fund, the Equity Investment Fund and the equity portion of the Balanced Fund, including the purchase, retention, and disposition of the portfolio securities. As compensation for services, the adviser, not the Funds, pays the sub-adviser: (1) 50% of the fee received by the adviser from the High Yield Fund pursuant to the Advisory Agreement between the adviser and the High Yield Fund, and (2) 0.25% of the net asset value of the Equity Investment Fund and Balanced Fund pursuant to the Interim Sub-Advisory Agreements related to the Equity Investment Fund and the Balanced Fund.

On page 40 of the Statement of Additional Information, under the heading "SUB-ADVISER", insert the following paragraph immediately preceding the heading "TRANSFER AGENT":

The Interim Sub-Advisory Agreements provide that they shall terminate automatically upon assignment or upon the date the shareholders approve a new sub-advisory agreement. They may also be terminated without penalty by the Trustees upon 10 days written notice to the sub-adviser or by the adviser upon 60 days written notice to the Fund.

On page 42 of the Statement of Additional Information, under the heading "PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS", replace:

The adviser or sub-adviser (in the case of the High Yield Fund) is responsible for decisions to buy and sell securities for each Fund and for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions.

with

The adviser or sub-adviser (in the case of the High Yield Fund, the Equity Investment Fund and the equity portion of the Balanced Fund) is responsible for decisions to buy and sell securities for each Fund and for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions.

On page 43 of the Statement of Additional Information, insert the following paragraph after the third paragraph:

Under each Sub-Advisory Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), a sub-adviser may cause a Fund to pay a broker-dealer which provides brokerage and research services to the sub-adviser an amount of commission for effecting a securities transaction for a Fund in excess of the amount other broker-dealers would have charged for the transaction if the sub-adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the sub-adviser's overall responsibilities to the Trust or to its other clients. The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.